Provisions - United Kingdom entities - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits
Contributions to defined contribution pension funds	€ 292	€ 287	€ 271
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(9.08%)
UK
Employee Benefits
Contributions to defined contribution pension funds	€ 93	€ 93	€ 82
Actuarial assumptions
Annual discount rate	2.11%	2.90%	2.49%
Mortality tables	"S3 Middle" tables weighted at 84% CMI_2018 projection with initial addition 0.15%, smoothing parameter 7 and 1.25% improvements	108/86 S2 Light	108/86 S2 Light
Cumulative annual CPI growth	3.01%	3.22%	3.15%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.91%	2.94%	2.94%
UK | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	10.27%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
UK | Inflation Rate Assumption
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(6.80%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	6.85%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%